Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2025
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	Years Ended June 30,
	2025	2024	2023

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(12,147,828)	(19,123,464)	(13,806,515)

Non-cash items
Depreciation of property and equipment	28,307	35,344	37,854
Depreciation on leased assets	111,408	112,185	64,409
Others	450,056	-	-
Share-based payment expenses	979,920	881,950	966,571
Foreign exchange loss/(gain)	(259,433)	(261,152)	(917,650)
Fixed asset write off	-	-	10,232
Changes in assets and liabilities
Decrease/(increase) in trade and other receivables	104,068	4,624,029	(3,940,343)
Decrease/(increase) in other current assets (excepting term deposit)	1,081,363	252,986	(968,207)
(Decrease)/increase in trade and other payables	(2,044,457)	1,102,239	(1,560,873)
(Decrease) in other current liabilities	(99,861)	(11,935)	-
Increase/(decrease) in provision for employee entitlements	345,209	(218,006)	78,685

Net cash flows used in operating activities	(11,451,248)	(12,605,824)	(20,035,837)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	33,158,642	12,638,885	15,773,783

Closing cash and cash equivalents balance	33,158,642	12,638,885	15,773,783